Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 792,270,323	$ 459,588,993
Deposits
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	2,141,977,734	2,017,874,559
Fair Value through OCI	0	0
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	78,223	147,408
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,694,114	1,387,179
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss		0
Amortized Cost		631,362
Fair Value through OCI		0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	348,779,269	381,231,576
Fair Value through OCI	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	37,438,244	46,186,834
Fair Value through OCI	0	0
Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	67,303,327	54,487,112
Fair Value through OCI	0	0
Subordinated Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	45,405,004	51,182,953
Fair Value through OCI	0	0
Cash and Due from Banks
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	447,544,202	462,491,302
Fair Value through OCI	0	0
Argentine Central Bank's Bills
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	720,162,015	353,680,977
Amortized Cost	34,707,901	0
Fair Value through OCI	0	0
Government Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	70,855,902	101,105,881
Amortized Cost	0	0
Fair Value through OCI	0	0
Corporate Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,252,406	4,802,135
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	3,327,780	2,429,223
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	115,523,908	395,830,377
Fair Value through OCI	0	0
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	10,559,086	19,556,018
Amortized Cost	45,012,228	25,970,900
Fair Value through OCI	0	0
Loans and Other Financing
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	1,243,616,465	1,450,106,105
Fair Value through OCI	0	0
Other Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	328,275,681	175,560,434
Fair Value through OCI	3,691,391	8,240,568
Financial Assets Pledged as Collateral
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	726,983	23,423,855
Amortized Cost	151,375,750	45,212,824
Fair Value through OCI	0	0
Investments in Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,239,039	2,438,682
Amortized Cost	0	0
Fair Value through OCI	$ 0	$ 0